PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments and other deposits		¥ 6,877	¥ 4,576
Receivable related to financial services (Note 2)		1,551	596
Prepaid expenses		401	425
Others		728	576
Total	$ 1,390	¥ 9,557	¥ 6,173